Assets/Liabilities for Insurance Contracts and Reinsurance Contracts	12 Months Ended
Dec. 31, 2024
Disclosure of types of insurance contracts [abstract]
Assets/Liabilities for Insurance Contracts and Reinsurance Contracts

NOTE 20. ASSETS/LIABILITIES FOR INSURANCE AND REINSURANCE CONTRACTS
Assets and Liabilities related to insurance and reinsurance contracts as of the indicated dates are detailed as follows:

			Total as
	Life	Non Life	12.31.24
Insurance contract assets	15,412,158	18,831,829	34,243,987
Insurance contract liabilities	(464,689,583)	(201,452,599)	(666,142,182)
Reinsurance contract assets	262,975	54,194,844	54,457,819

			Total as
	Life	Non Life	12.31.23
Insurance contract assets	3,304,030	18,083,988	21,388,018
Insurance contract liabilities	(5,099,737)	(225,077,576)	(230,177,313)
Reinsurance contract assets	—	62,315,290	62,315,290
Reinsurance contract liabilities	(998,629)	(3,712,988)	(4,711,617)

	12.31.24	12.31.23
Insurance contract assets	34,243,987	21,388,018
Insurance contract liabilities	(666,142,182)	(230,177,313)
Liabilities for remaining coverage	(406,484,650)	43,156,717
Estimates of the present value of cash flows	(295,148,267)	(3,996,947)
Risk adjustment	(56,513,275)	(189,413)
Contractual service margin	(102,426,121)	(2,781,673)
Loss component	(1,357,122)	(928,065)
Premium reserve - Simplified Model	48,960,135	51,052,815
Liabilities for incurred claims	(225,413,545)	(251,946,012)
Estimates of the present value of cash flows	(221,324,498)	(248,130,456)
Risk adjustment	(4,089,047)	(3,815,556)
Reinsurance contract assets	54,457,819	62,315,290
Reinsurance contract liabilities	—	(4,711,617)
Liabilities for remaining coverage	18,806,448	9,408,290
Premium reserve - Simplified Model	18,806,448	9,408,290
Liabilities for incurred claims	35,651,371	48,195,383
Estimates of the present value of cash flows	35,502,256	48,051,193
Risk adjustment	149,115	144,190

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening insurance contract assets	32,342,203	(836,715)	(9,825,388)	(292,082)	21,388,018
Opening insurance contract liabilities	11,742,579	(91,350)	(238,305,068)	(3,523,474)	(230,177,313)
Net balance as at December 31, 2023	44,084,782	(928,065)	(248,130,456)	(3,815,556)	(208,789,295)
Insurance revenue	376,467,586	—	—	—	376,467,586
Incurred claims and other directly attributable expenses	—	—	(298,316,959)	(2,462,709)	(300,779,668)
Changes that relate to past service – changes in the FCF relating to the LIC	—	—	15,001,112	339,691	15,340,803
Losses on onerous contracts and reversal of those losses	—	(930,942)	—	—	(930,942)
Insurance acquisition cash flows amortization	(81,971,233)	—	—	—	(81,971,233)
Insurance service expenses	(81,971,233)	(930,942)	(283,315,847)	(2,123,018)	(368,341,040)
Insurance service result	294,496,353	(930,942)	(283,315,847)	(2,123,018)	8,126,546
IAS 29 + Finance expenses from insurance contracts held	(60,948,075)	501,885	84,966,654	1,849,527	26,369,991
Total amounts recognized in comprehensive income	233,548,278	(429,057)	(198,349,193)	(273,491)	34,496,537
Cash flows
Premiums received	(298,944,297)	—	—	—	(298,944,297)
Claims and other directly attributable expenses paid	—	—	225,155,151	—	225,155,151
Insurance acquisition cash flows	56,097,053	—	—	—	56,097,053
Total cash flows	(242,847,244)	—	225,155,151	—	(17,692,093)
Acquisitions	(439,913,344)	—	—	—	(439,913,344)
Net balance as at December 31, 2024	(405,127,528)	(1,357,122)	(221,324,498)	(4,089,047)	(631,898,195)
Closing insurance contract liabilities	(449,045,121)	(1,354,612)	(211,813,016)	(3,929,433)	(666,142,182)
Closing insurance contract assets	43,917,593	(2,510)	(9,511,482)	(159,614)	34,243,987
Net balance as at December 31, 2024	(405,127,528)	(1,357,122)	(221,324,498)	(4,089,047)	(631,898,195)

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening reinsurance contract assets	17,163,386	407,238	44,672,218	72,448	62,315,290
Opening reinsurance contract liabilities	(8,162,334)	—	3,378,975	71,742	(4,711,617)
Net balance as at December 31, 2023	9,001,052	407,238	48,051,193	144,190	57,603,673
Reinsurance expenses	(23,127,311)	—	—	—	(23,127,311)
Incurred claims recovery	—	—	27,011,242	58,709	27,069,951
Changes that relate to past service - changes in the FCF relating to incurred claims recovery	—	—	4,119,202	27,976	4,147,178
Loss recovery component	—	(187,009)	—	—	(187,009)
Net income (expenses) from reinsurance contracts held	(23,127,311)	(187,009)	31,130,444	86,685	7,902,809
IAS 29 + Finance results from reinsurance contracts held	(1,130,942)	(220,229)	(27,806,381)	(81,760)	(29,239,312)
Total amounts recognized in comprehensive income	(24,258,253)	(407,238)	3,324,063	4,925	(21,336,503)
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	34,063,649	—	—	—	34,063,649
Recoveries from reinsurance	—	—	(15,873,000)	—	(15,873,000)
Total cash flows	34,063,649	—	(15,873,000)	—	18,190,649
Acquisitions	—	—	—	—	—
Net balance as at December 31, 2024	18,806,448	—	35,502,256	149,115	54,457,819
Closing reinsurance contract liabilities	—	—	—	—	—
Closing reinsurance contract assets	18,806,448	—	35,502,256	149,115	54,457,819
Net balance as at December 31, 2024	18,806,448	—	35,502,256	149,115	54,457,819

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening insurance contract assets	15,485,537	—	(7,416,071)	(456,661)	7,612,805
Opening insurance contract liabilities	(3,599,162)	—	(5,191,812)	(68,088)	(8,859,062)
Net balance as at December 31, 2022	11,886,375	—	(12,607,883)	(524,749)	(1,246,257)
Insurance revenue	208,578,621	—	—	—	208,578,621
Incurred claims and other directly attributable expenses	—	—	(104,951,243)	714,079	(104,237,164)
Charges that relate to past service - changes in the FCF relating to the LIC	—	—	(2,283,441)	—	(2,283,441)
Losses on onerous contracts and reversal of those losses	—	(928,065)	—	—	(928,065)
Insurance acquisition cash flows amortization	(20,594,786)				(20,594,786)
Insurance service expenses	(20,594,786)	(928,065)	(107,234,684)	714,079	(128,043,456)
Insurance service result	187,983,835	(928,065)	(107,234,684)	714,079	80,535,165
IAS 29 + Finance expenses from insurance contracts held	(11,837,999)	—	3,396,133	187,140	(8,254,726)
Total amounts recognized in comprehensive income	176,145,836	(928,065)	(103,838,551)	901,219	72,280,439
Cash flows
Premiums received	(213,278,546)	—	—	—	(213,278,546)
Claims and other directly attributable expenses paid	—	—	84,907,613	—	84,907,613
Insurance acquisition cash flows	33,912,164	—	—	—	33,912,164
Total cash flows	(179,366,382)	—	84,907,613	—	(94,458,769)
Acquisitions	35,418,953	—	(216,591,635)	(4,192,026)	(185,364,708)
Net balance as at December 31, 2023	44,084,782	(928,065)	(248,130,456)	(3,815,556)	(208,789,295)
Closing insurance contract liabilities	11,742,579	(91,350)	(238,305,068)	(3,523,474)	(230,177,313)
Closing insurance contract assets	32,342,203	(836,715)	(9,825,388)	(292,082)	21,388,018
Net balance as at December 31, 2023	44,084,782	(928,065)	(248,130,456)	(3,815,556)	(208,789,295)

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening reinsurance contract assets	(281,767)	—	474,690	22,153	215,076
Opening reinsurance contract liabilities	—	—	—	—	—
Net balance as at December 31, 2022	(281,767)	—	474,690	22,153	215,076
Reinsurance expenses	(12,920,613)	—	—	—	(12,920,613)
Incurred claims recovery	—	—	10,759,453	(11,154)	10,748,299
Changes that relate to past service - changes in the FCF relating to incurred claims recovery	—	—	371,829	—	371,829
Loss recovery component	—	407,238	—	—	407,238
Net income (expenses) from reinsurance contracts held	(12,920,613)	407,238	11,131,282	(11,154)	(1,393,247)
IAS 29 + Finance results from reinsurance contracts held	9,508,109	—	8,954,262	(15,041)	18,447,330
Total amounts recognized in comprehensive income	(3,412,504)	407,238	20,085,544	(26,195)	17,054,083
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	8,231,713	—	—	—	8,231,713
Recoveries from reinsurance	—	—	(2,880,723)	—	(2,880,723)
Total cash flows	8,231,713	—	(2,880,723)	—	5,350,990
Acquisitions	4,463,610	—	30,371,682	148,232	34,983,524
Net balance as at December 31, 2023	9,001,052	407,238	48,051,193	144,190	57,603,673
Closing reinsurance contract liabilities	(8,162,334)	—	3,378,975	71,742	(4,711,617)
Closing reinsurance contract assets	17,163,386	407,238	44,672,218	72,448	62,315,290
Net balance as at December 31, 2023	9,001,052	407,238	48,051,193	144,190	57,603,673
Expected recognition of the contractual service margin
An analysis of the expected recognition of the CSM remaining at the end of the reporting period in profit or loss is provided in the following table:

Number of years until expected to be recognized	Total CSM for insurance contracts issued(*)
1	(10,016,017)
2	(9,664,340)
3	(8,520,060)
4	(7,572,240)
5	(6,773,986)
6–10	(24,587,984)
>10	(34,341,447)
Total as at December 31, 2024	(101,476,074)
(*) Figures refers to acquired business in 2024, the remaining operation was not disclosed as it is not material.